Prepayments and Other Assets - Summary of Other Assets (Parenthetical) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Allowance for doubtful accounts	¥ 0		¥ 0
Loans to the employees	2,900,000	$ 0.4
Advance to employees	¥ 2,500,000	$ 0.4
Minimum
Use of content period of use	6 months
Maximum
Use of content period of use	12 months